Note 9 - Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
ShareBasedCompensationArrangementByShareBasedPaymentsAwardOptionsGrantsInPeriodGross
Rent expense	$ 17	$ 24	$ 69	$ 9